Annual Fund Operating Expenses - Select Companies	Feb. 22, 2021
Class A
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.28%
Class C
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	2.03%
Class R
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.53%
Class Y
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.03%
Class R5
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.93%
Class R6
Operating Expenses:
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.86%